Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 12,611	$ 7,703	$ 6,712
Weighted average number of shares outstanding used in the basic earnings per share	2,319	2,346	2,378
Adjustment for vesting of restricted shares, restricted share units and dilutive shares from options	25	25	22
Weighted average number of shares in diluted earnings per share	2,344	2,371	2,400
Total basic earnings per share | $ / shares	$ 5.44	$ 3.28	$ 2.82
Total diluted earnings per share | $ / shares	$ 5.38	$ 3.25	$ 2.80
Options excluded from the calculation	0	0	0